Financial Instruments Carrying amounts and classifications of financial assets and liabilities (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash equivalents	CAD 0	CAD 103
Financial liabilities	3,707	4,361
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	314	305
Cash and cash equivalents | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	314	305
Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	30
Restricted cash | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	30
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	933	703
Trade and other receivables | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	933	703
Long-term portion of finance lease receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	215	719
Long-term portion of finance lease receivables | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	215	719
Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	33	116
Other assets | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	33	116
Within one year | Risk management assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	219	249
Within one year | Derivatives | Risk management assets | Trading securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	137	57
Within one year | Derivatives | Risk management assets | Hedging Asset
Disclosure of detailed information about financial instruments [line items]
Financial assets	82	192
Later than one year | Risk management assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	684	785
Later than one year | Derivatives | Risk management assets | Trading securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	46	36
Later than one year | Derivatives | Risk management assets | Hedging Asset
Disclosure of detailed information about financial instruments [line items]
Financial assets	638	749
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	595	413
Accounts payable and accrued liabilities | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	595	413
Dividends payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	34	54
Dividends payable | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	34	54
Risk management liabilities | Within one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	101	66
Risk management liabilities | Later than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	40	48
Risk management liabilities | Trading securities | Within one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	93	65
Risk management liabilities | Trading securities | Later than one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	38	44
Risk management liabilities | Hedging Liabilities | Within one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8	1
Risk management liabilities | Hedging Liabilities | Later than one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2	4
Credit facilities, long-term debt and finance lease obligations(2)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,707	4,361
Credit facilities, long-term debt and finance lease obligations(2) | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	CAD 3,707	CAD 4,361